STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Assumptions on Date of Valuation Utilizing for Fair Value of Warrants) (Details) - $ / shares			12 Months Ended
	Jan. 12, 2016	Jan. 09, 2015	Dec. 31, 2017
Warrant [Member] | Minimum [Member]
Stock price (in dollars per share)			$ 0.16
Risk free interest rate (as a percent)			1.01%
Expected term (years)			5 years
Expected volatility (as a percent)			322.00%
Warrant [Member] | Maximum [Member]
Stock price (in dollars per share)			$ 2.18
Risk free interest rate (as a percent)			1.37%
Expected volatility (as a percent)			504.00%
Stock Options [Member]
Stock price (in dollars per share)	$ 0.20	$ 0.70
Exercise price (in dollars per share)	$ 0.20	$ 0.70
Risk free interest rate (as a percent)	1.98%	1.98%
Expected term (years)	10 years	10 years
Expected volatility (as a percent)	173.00%	173.00%
Expected dividends (as a percent)	0.00%	0.00%